Accounts Payable and Other Current Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts payable	$ 189	$ 179
Accrued liabilities	642	590
Accrued interest	104	96
Regulatory liabilities (Note 12)	45	91
Lease obligations (Note 23)	9
Total	$ 989	$ 956